Accounts Receivable and Accounts Payable and Accrued Expenses (Details) - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Summary of Accounts receivable, net
Oil and natural gas	$ 8,372	$ 5,789
Joint interest billings	892	1,514
Hedge settlements	751	3,956
Other	434	1,844
Allowance for doubtful accounts	(91)	(91)
Accounts receivable, net	10,358	13,012
Summary of Accounts payable and accrued expenses
Accounts payable	7,365	1,827
Accrued capital expenditures	11,110	11,700
Revenues payable	2,698	3,439
Other	2,406	3,019
Accounts payable and accrued expenses	$ 23,579	$ 19,985